DERIVATIVES - Schedule of Other Derivative Activities (Details) - Not designated as hedging instrument - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	$ 100,585,157	$ 99,380,058
Asset derivatives Fair value	591,482	1,019,069
Liability derivatives Fair value	622,717	874,626
Mortgage banking derivatives
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	626,000	601,000
Asset derivatives Fair value	3,685	9,329
Liability derivatives Fair value	14,454	26,777
Customer-related derivatives
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	34,807,350	39,844,023
Asset derivatives Fair value	519,170	722,836
Liability derivatives Fair value	511,866	706,965
Customer-related derivatives | Swaps receive fixed
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	12,310,274	15,236,535
Asset derivatives Fair value	41,553	8,817
Liability derivatives Fair value	335,711	633,072
Customer-related derivatives | Swaps pay fixed
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	12,490,883	15,631,475
Asset derivatives Fair value	341,204	648,895
Liability derivatives Fair value	41,643	9,432
Customer-related derivatives | Other
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	10,006,193	8,976,013
Asset derivatives Fair value	136,413	65,124
Liability derivatives Fair value	134,512	64,461
Other Derivative Activities | Foreign exchange contracts
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	8,106,872	7,376,101
Asset derivatives Fair value	50,101	125,642
Liability derivatives Fair value	49,066	86,461
Other Derivative Activities | Interest rate swap agreements
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	100	100
Asset derivatives Fair value	5	5
Liability derivatives Fair value	0	0
Other Derivative Activities | Interest rate cap agreements
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	741,400	1,324,775
Asset derivatives Fair value	23	23,133
Liability derivatives Fair value	0	0
Other Derivative Activities | Options for interest rate cap agreements
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	741,400	1,324,775
Asset derivatives Fair value	0	0
Liability derivatives Fair value	23	23,133
Other Derivative Activities | TBA MBS forwards
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	23,256,301	22,740,381
Asset derivatives Fair value	17,543	132,331
Liability derivatives Fair value	1,504	20,170
Other Derivative Activities | Forward repos
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	0	19,422,844
Asset derivatives Fair value	0	0
Liability derivatives Fair value	0	0
Other Derivative Activities | Other
Derivative Instruments Not Designated as Hedging Instruments [Abstract]
Notional	32,305,734	6,746,059
Asset derivatives Fair value	955	5,793
Liability derivatives Fair value	$ 45,804	$ 11,120